FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables | Level 2
Fair value by hierarchy
Financial liability at fair value	$ 11,989,792	$ 8,225,508
Consideration for acquisition | Level 1
Fair value by hierarchy
Financial liability at fair value	2,724,114
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value		9,163,298
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	6,658,805	1,596,539
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	3,506,348	$ 1,162,480
Moolec Science S.A. shares | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 1,530,375